INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2026
EBP, Fully Benefit-Responsive Investment Contract [Abstract]
Investments Table	The Plan's investments, at March 31, are presented in the following table:

	2026	2025
Columbus McKinnon Corporation stock:
Number of shares	—	142,867
Cost	$—	$1,846,989
Fair value	$—	$2,418,738